Investment Portfolio - July 31, 2025

(unaudited)

DISCIPLINED VALUE SERIES	SHARES	VALUE

COMMON STOCKS - 99.0%

Communication Services - 0.4%
Media - 0.4%
Omnicom Group, Inc.	8,813	$634,977
Consumer Discretionary - 4.4%
Broadline Retail - 0.8%
eBay, Inc.	12,858	1,179,721
Distributors - 0.6%
Genuine Parts Co.	6,314	813,748

Hotels, Restaurants & Leisure - 0.2%
Las Vegas Sands Corp.	6,169	323,256
Household Durables - 0.6%
Lennar Corp. - Class A	7,353	824,860
Specialty Retail - 1.5%
Best Buy Co., Inc.	8,082	525,815
Dick’s Sporting Goods, Inc.	3,836	811,352
Williams-Sonoma, Inc.	4,190	783,740
		2,120,907
Textiles, Apparel & Luxury Goods - 0.7%
Ralph Lauren Corp.	819	244,676
Tapestry, Inc.	7,208	778,680
		1,023,356
Total Consumer Discretionary		6,285,848
Consumer Staples - 7.7%
Beverages - 0.9%
Brown-Forman Corp. - Class B	17,329	499,942
Constellation Brands, Inc. - Class A	3,547	592,491
Molson Coors Beverage Co. - Class B	2,563	124,869
		1,217,302
Consumer Staples Distribution & Retail - 1.8%
The Kroger Co.	17,039	1,194,434
Sysco Corp.	17,432	1,387,587
		2,582,021
Food Products - 3.8%
Archer-Daniels-Midland Co.	4,532	245,544
Conagra Brands, Inc.	6,167	112,610
General Mills, Inc.	21,116	1,034,262
The Hershey Co.	5,478	1,019,620
The Kraft Heinz Co.	41,166	1,130,418
Mondelez International, Inc. - Class A	26,744	1,730,069
Tyson Foods, Inc. - Class A	4,321	225,988
		5,498,511
Household Products - 1.2%
Colgate-Palmolive Co.	11,963	1,003,097
Kimberly-Clark Corp.	6,124	763,173
		1,766,270
Total Consumer Staples		11,064,104
Energy - 15.9%
Energy Equipment & Services - 2.3%
Baker Hughes Co.	19,158	863,068

	SHARES	VALUE

COMMON STOCKS (continued)

Energy (continued)
Energy Equipment & Services (continued)
Halliburton Co.	38,346	$858,950
Schlumberger N.V.	45,523	1,538,678
		3,260,696
Oil, Gas & Consumable Fuels - 13.6%
Chevron Corp.	20,894	3,168,396
ConocoPhillips	31,018	2,957,256
Coterra Energy, Inc.	34,477	840,894
Devon Energy Corp.	21,399	710,875
EOG Resources, Inc.	16,762	2,011,775
Exxon Mobil Corp.	43,456	4,851,428
Marathon Petroleum Corp.	10,759	1,831,074
Occidental Petroleum Corp.	33,623	1,477,395
Phillips 66	6,394	790,171
Valero Energy Corp.	7,875	1,081,316
		19,720,580
Total Energy		22,981,276
Financials - 26.3%
Banks - 18.4%
Bank of America Corp.	66,331	3,135,466
Citigroup, Inc.	43,268	4,054,212
East West Bancorp, Inc.	1,872	187,668
Fifth Third Bancorp	27,046	1,124,302
Huntington Bancshares, Inc.	67,219	1,104,408
JPMorgan Chase & Co.	20,650	6,117,356
The PNC Financial Services Group, Inc.	6,135	1,167,307
Regions Financial Corp.	9,428	238,811
Truist Financial Corp.	42,520	1,858,549
U.S. Bancorp	48,406	2,176,334
Wells Fargo & Co.	66,852	5,390,277
		26,554,690
Insurance - 7.9%
The Allstate Corp.	8,577	1,743,275
Chubb Ltd.	5,203	1,384,206
Cincinnati Financial Corp.	4,945	729,437
Everest Group Ltd.	1,646	552,727
The Hartford Insurance Group, Inc.	11,254	1,399,885
The Progressive Corp.	10,421	2,522,299
The Travelers Companies, Inc.	7,539	1,961,949
W. R. Berkley Corp.	16,639	1,144,930
		11,438,708
Total Financials		37,993,398
Health Care - 15.9%
Biotechnology - 2.4%
Gilead Sciences, Inc.	30,585	3,434,390
Health Care Equipment & Supplies - 3.3%
Baxter International, Inc.	19,702	428,716
Becton Dickinson & Co.	8,707	1,552,023

Investment Portfolio - July 31, 2025

(unaudited)

DISCIPLINED VALUE SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Health Care (continued)
Health Care Equipment & Supplies (continued)
Medtronic plc	31,656	$2,856,637
		4,837,376
Health Care Providers & Services - 3.3%
Elevance Health, Inc.	6,024	1,705,274
Humana, Inc.	3,511	877,293
Labcorp Holdings, Inc.	923	240,054
Quest Diagnostics, Inc.	5,039	843,579
UnitedHealth Group, Inc.	4,272	1,066,120
		4,732,320
Pharmaceuticals - 6.9%
Bristol-Myers Squibb Co.	51,248	2,219,551
Johnson & Johnson	29,612	4,878,281
Merck & Co., Inc.	37,150	2,902,158
		9,999,990
Total Health Care		23,004,076
Industrials - 17.1%
Aerospace & Defense - 3.5%
L3Harris Technologies, Inc.	1,626	446,857
Lockheed Martin Corp.	5,826	2,452,629
RTX Corp.	14,087	2,219,689
		5,119,175
Air Freight & Logistics - 1.1%
Expeditors International of Washington, Inc.	1,809	210,278
FedEx Corp.	5,905	1,319,709
		1,529,987
Building Products - 0.6%
Masco Corp.	10,380	707,189
Owens Corning	1,041	145,147
		852,336
Commercial Services & Supplies - 0.1%
RB Global, Inc. (Canada)	2,038	220,634
Electrical Equipment - 1.1%
Emerson Electric Co.	8,493	1,235,816
Rockwell Automation, Inc.	1,056	371,406
		1,607,222
Ground Transportation - 1.0%
CSX Corp.	42,873	1,523,707
Industrial Conglomerates - 1.4%
3M Co.	7,483	1,116,613
Honeywell International, Inc.	3,797	844,263
		1,960,876
Machinery - 6.5%
Caterpillar, Inc.	9,931	4,349,977
CNH Industrial N.V.	48,004	622,132
Cummins, Inc.	4,540	1,668,995
Deere & Co.	3,277	1,718,360

	SHARES	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Machinery (continued)
PACCAR, Inc.	3,942	$389,312
Snap-on, Inc.	1,918	616,042
		9,364,818
Professional Services - 0.9%
Booz Allen Hamilton Holding Corp.	4,815	516,794
Broadridge Financial Solutions, Inc.	1,136	281,171
SS&C Technologies Holdings, Inc.	5,547	474,158
		1,272,123
Trading Companies & Distributors - 0.9%
Ferguson Enterprises, Inc.	5,589	1,248,191
Total Industrials		24,699,069
Information Technology - 3.6%
Electronic Equipment, Instruments & Components - 0.3%
CDW Corp.	2,833	494,018
IT Services - 1.7%
Accenture plc - Class A (Ireland)	3,851	1,028,602
Cognizant Technology Solutions Corp. - Class A	19,156	1,374,635
		2,403,237
Semiconductors & Semiconductor Equipment - 1.4%
QUALCOMM, Inc.	12,666	1,858,862
Skyworks Solutions, Inc.	2,007	137,560
		1,996,422
Technology Hardware, Storage & Peripherals - 0.2%
NetApp, Inc.	2,406	250,537
Total Information Technology		5,144,214
Materials - 7.7%
Chemicals - 1.7%
CF Industries Holdings, Inc.	6,415	595,504
International Flavors & Fragrances, Inc.	8,703	618,174
PPG Industries, Inc.	9,483	1,000,457
Westlake Corp.	2,762	219,027
		2,433,162
Construction Materials - 0.3%
CRH plc	5,132	489,849
Containers & Packaging - 1.2%
Avery Dennison Corp.	3,968	665,711
Smurfit WestRock plc	22,099	980,754
		1,646,465
Metals & Mining - 4.5%
Freeport-McMoRan, Inc.	35,011	1,408,843
Newmont Corp.	26,442	1,642,048
Nucor Corp.	6,503	930,384
Reliance, Inc.	1,282	371,947
Southern Copper Corp. (Mexico)	18,348	1,727,648

Investment Portfolio - July 31, 2025

(unaudited)

DISCIPLINED VALUE SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Materials (continued)
Metals & Mining (continued)
Steel Dynamics, Inc.	3,524	$449,521
		6,530,391
Total Materials		11,099,867

TOTAL COMMON STOCKS
(Identified Cost $131,081,296)		142,906,829

SHORT-TERM INVESTMENT - 1.1%

Dreyfus Government Cash Management, Institutional Shares, 4.20%[1]
(Identified Cost $1,579,928)	1,579,928	1,579,928

TOTAL INVESTMENTS - 100.1%
(Identified Cost $132,661,224)		144,486,757
LIABILITIES, LESS OTHER ASSETS - (0.1%)		(94,384)
NET ASSETS - 100%		$144,392,373

1Rate shown is the current yield as of July 31, 2025.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value. Level 1 includes quoted prices (unadjusted) in active markets for identical financial instruments that the Series’ can access at the reporting date. Level 2 includes other significant observable inputs (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads). Level 3 includes unobservable inputs (including the Valuation Designee’s own assumptions in determining fair value). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2025 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Communication Services	$634,977	$634,977	$—	$—
Consumer Discretionary	6,285,848	6,285,848	—	—
Consumer Staples	11,064,104	11,064,104	—	—
Energy	22,981,276	22,981,276	—	—
Financials	37,993,398	37,993,398	—	—
Health Care	23,004,076	23,004,076	—	—
Industrials	24,699,069	24,699,069	—	—
Information Technology	5,144,214	5,144,214	—	—

Investment Portfolio - July 31, 2025

(unaudited)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Materials	$11,099,867	$11,099,867	$—	$—
Short-Term Investment	1,579,928	1,579,928	—	—
Total assets	$144,486,757	$144,486,757	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2024 or July 31, 2025.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

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